INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Deferred Tax Asset, Tax Deferred Expense, Reserve and Accrual, Financing Receivable, Allowance for Credit Loss	$ 140,000	$ 254,000
[custom:IncomeTaxExpratiinDateFinancingFees]	expiration dates between 2041 and 2043
[custom:DeferredTaxAssetsNonCapitalLossCarryforwards-0]	$ 780,000	571,000
CANADA
[custom:DeferredTaxAssetsNonCapitalLossCarryforwards-0]	$ 2,703,000	1,241,000
[custom:IncomeTaxExpratiinDateNonCapitalLosses]	with expiration dates ranging from 2037 to 2041 and 2037 to 2040
UNITED STATES
[custom:DeferredTaxAssetsNonCapitalLossCarryforwards-0]	$ 213,000	$ 106,000